Share Capital and Warrants (Details) - Schedule of Basic and Diluted Net Income (Loss) Per Share - $ / shares		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Weighted Average Shares Outstanding [Abstract]
Weighted average shares outstanding- basic		54,425,083	48,911,099	42,609,296
Dilutive effect of bond and performance warrants			21,019,068	5,488,834
Weighted average shares outstanding- diluted		54,425,083	69,930,167	48,098,130
Basic $ per share (in Dollars per share)	[1]	$ (2.49)	$ 2.69	$ 15.52
Diluted $ per share (in Dollars per share)	[1]	$ (2.49)	$ 1.88	$ 13.75

[1]	For the years ended December 31, 2022 and 2021 the Company’s basic and diluted earnings per share is the net income per common share of Greenfire Resources Inc (see Note 1), and the weighted average common shares outstanding has been recast by the applicable exchange ratio following the completion of the De-Spac Transaction with MBSC (Note 5.)